Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of consolidation

(b)   Principles of consolidation

        The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs' subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

        The Company evaluates the need to consolidate its VIEs and VIEs' subsidiaries in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

        As foreign-invested companies engaged in internet-based businesses is subject to significant restrictions under current PRC laws and regulations, the Company and its PRC subsidiary, Vipshop China, as a wholly foreign owned enterprise ("WFOE"), are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, The Company conducts the online operations principally through Vipshop Information. Vipshop Information holds the licenses necessary to conduct the Internet-related operations of vipshop.com and vip.com in China.

        Since the Company does not have any equity interests in Vipshop Information, in order to exercise effective control over its operations, the Company, through its wholly foreign owned subsidiary, the WFOE, entered into a series of contractual arrangements with Vipshop Information and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Vipshop Information shareholders' equity interests in it. Details of certain key agreements entered into between the WFOE, Vipshop Information and each of its individual shareholders on January 20, 2011 and amended on October 8, 2011 are as follows:

        Power of Attorney Agreements:    Each equity holder of Vipshop Information irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders' meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in Vipshop Information, and appointment of the executive directors and senior management of Vipshop Information. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in Vipshop Information.

        Amended and Restated Exclusive Business Cooperation Agreement:    The WFOE entered into an agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. In considerations of these services, Vipshop Information shall pay the WFOE fees equal to 100% of its net income of Vipshop Information, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The WFOE is the exclusive provider of these services for a term of 10 years and may be extended for a period to be determined by the WFOE. The WFOE may terminate this agreement at any time by giving 30 days prior written notice. Vipshop Information has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

        Amended and Restated Equity Interest Pledge Agreements:    Each equity holder of Vipshop Information pledged all their respective equity interests in Vipshop Information as security to ensure that Vipshop Information fully performs its obligations under the Exclusive Business Cooperation Agreement, and pays the consulting and service fees to the WFOE when the fees becomes due. The agreement will remain in effect until all of the obligations of Vipshop Information under the Amended and Restated Exclusive Business Cooperation Agreement have been duly performed or terminated.

        Amended and Restated Exclusive Option Agreements:    Each equity holder of Vipshop Information granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in Vipshop Information at the WFOE's sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is 10 Renminbi ("RMB"); if appraisal is required by laws of the PRC at the time when the WFOE exercises the option, the parties shall negotiate in good faith, to make necessary adjustments to the purchase price based on the appraisal result to comply with applicable laws of the PRC. The term of this agreement is ten years from the execution date of October 8, 2011, which may be extended for a period to be determined by the WFOE.

        Exclusive Purchase Framework Agreement:    The WFOE and Vipshop Information entered into this agreement during the third quarter of fiscal 2011. Under this agreement, Vipshop Information agrees to purchase products or services exclusively from the WFOE or its subsidiaries. Vipshop Information and its subsidiaries must not purchase from any third party products or services which the WFOE is capable of providing. The term of this agreement is ten years from September 1, 2011. If neither party objects in writing nor both parties remain cooperating at the expiration of the agreement, the parties will continue to be bound by this agreement until a new agreement is entered into. Vipshop Information must pay the WFOE for its products an amount, which includes a service fee, based on the unit price and the quantity of the products ordered by Vipshop Information. The WFOE may terminate this agreement at any time by giving 15 days' prior written notice. Vipshop Information has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

        In October 2012, the Company effected a transfer of 10.4% of equity interest from one of the former shareholders of Vipshop Information to Mr. Shen, an existing shareholder of Vipshop Information. In August 2015, the Company effected transfer of 22.0% of equity interest from two of the former shareholders of Vipshop Information to Mr. Shen and a concurrent capital increase of Vipshop Information from RMB24.5 million to RMB274.5 million as contributed by Mr. Shen. In December 2015, the Company effected a concurrent capital increase of Vipshop Information to RMB824.5 million as contributed by Mr. Shen. The Company amended the contractual arrangements the relevant entities had as explained above with Mr. Shen and Mr. Arthur Xiaobo Hong to reflect each transfer. As of December 31, 2017, shareholders of Vipshop Information include Mr. Shen and Mr. Arthur Xiaobo Hong, holding 99.2% and 0.8% of the total equity interests in Vipshop Information, respectively.

        The Company participated significantly in the design of Vipshop Information. Based on the Amended and Restated Equity Pledge Agreements, the Amended and Restated Exclusive Option Agreement, and the Power of Attorney Agreements dated January 20, 2011, the Company has the ability to effectively control Vipshop Information through the WFOE. The Company is also able to receive a majority of the economic benefits of Vipshop Information, because of its ability to effectively determine the service fees payable by Vipshop Information to the WFOE under the Amended and Restated Exclusive Business Cooperation Agreement, and through the Exclusive Purchase Framework Agreement. Therefore, the Company has determined that it is the primary beneficiary of Vipshop Information and has consolidated its respective results for the periods presented.

        The Company has another set of contractual arrangements among Lefeng Shanghai, Lefeng Information, and shareholders of Lefeng Information, under which Lefeng Shanghai is the primary beneficiary of Lefeng Information and the Company consolidates Lefeng Information through Lefeng Shanghai. The contractual arrangements thereunder are substantially similar to the set with Vipshop Information described above.

Risks in relation to the VIE structure

        The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

•

If the Group's ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WFOE, Vipshop Information, Guangzhou Vipshop E-commerce Co., Ltd. ("Vipshop E-commerce"), Pin Jun Tong Enterprise Management & Consulting Co., Ltd. ("Pin Jun Tong"), Lefeng Shanghai, or Lefeng Information, revoking the business licenses or operating licenses of the WFOE, Vipshop Information, Vipshop E-commerce, Pin Jun Tong, Lefeng Shanghai, or Lefeng Information, shutting down the Group's servers or blocking the Group's websites, discontinuing or placing restrictions or onerous conditions on the Group's operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group's use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group's business;

•

The Group relies on contractual arrangements with the VIEs and their equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders; and

•

Each of the shareholders of the VIEs is also a director of the Company or its subsidiaries, and has a duty of care and loyalty to the Company and its shareholders as a whole under Cayman Islands law. Under the contractual arrangements with the VIEs and their shareholders, (a) the Company may replace any such individual as a shareholder of the VIEs at the Company's discretion, and (b) each of these individuals has executed a power of attorney to appoint the WFOE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company's favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

•

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Particularly, in January 2015, the Ministry of Commerce published a discussion draft of the proposed Foreign Investment Law for public review and comments. Under the draft Foreign Investment Law, variable interest entities would also be deemed as foreign-invested enterprises, if they are ultimately "controlled" by foreign investors, and be subject to restrictions on foreign investments. The draft Foreign Investment Law, if enacted as proposed, may materially impact the entire legal framework regulating the foreign investments in China as well as the viability of the Group's current corporate structure, corporate governance and business operations in many aspects.

        The financial information of the Company's VIEs and VIEs' subsidiaries, including total assets, total liabilities, net revenues, total operating expenses, net income and cash flows after intercompany eliminations are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	3,396,705	5,520,550
Current Liabilities:
Accounts payable	(22,471)	(87,926)
Advances from customers	(1,211,643)	(965,275)
Accrued expenses and other current liabilities	(1,257,667)	(1,618,716)
Amounts due to related parties	(591)	(616)
Deferred income	(16,222)	(54,543)

Total current liabilities	(2,508,594)	(2,727,076)

Deferred tax liability	(4,904)	(4,224)
Deferred income	(1,928)	(838)

Total liabilities	(2,515,426)	(2,732,138)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	7,388,637	5,500,226	1,583,466
Total operating expenses	(1,542,401)	(1,740,370)	(5,243,573)
Net income	226,986	230,954	(3,784,932)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash used in operating activities (Note a)	(1,363,805)	(1,192,894)	(801,931)
Net cash provided by investing activities	1,018,250	626,798	1,435,001
Net cash provided by (used in) financing activities	809,740	(108,779)	1,144,728

Note a:	Cash flows used in operating activities in 2015, 2016 and 2017 include amounts due from (to) the Group's subsidiaries of RMB1,649,956, RMB(994,474) and RMB1,526,148.

        There are no consolidated VIEs' assets that are collateral for the VIEs' obligations or are restricted solely to settle the VIEs' obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of Estimates

(c)   Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group's management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's financial statements include inventory write-down, valuation of goodwill and intangible assets acquired in the business acquisitions, impairment of other investments and valuation of receivables arising from consumer financing. Changes in facts and circumstances may result in revised estimates.

Cash and cash equivalents

(d)   Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.

        Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Restricted cash

(e)   Restricted cash

        The Group's restricted cash mainly represents 1) deposits held in a designated bank account under the cooperative lending arrangement with a bank in which the Company is required to maintain at all times a certain percentage of the outstanding principal of total lending amount with a bank; and 2) deposits that are pledged for short-term bank loans.

Held-to-maturity investments

(f)    Held-to-maturity investments

        The Group invests in debt securities which have fixed maturity dates, pay a fixed return on the amount invested and early redemption of these securities is not allowed. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity.

Inventories

(g)   Inventories

        Inventory was previously stated at the lower of cost or market before 2016. The Group adopted Accounting Standard Update ("ASU") 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory and applied the ASU prospectively from 2016. Upon the adoption of this accounting guidance, inventory is stated at the lower of cost or net realisable value. Cost of inventory is determined using the weighted average cost method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment.

        The Group assesses the inventory write-down based on different product categories and applies a certain percentages based on aging. The Group classifies all goods into the following two categories: non-returnable goods and returnable goods. Non-returnable goods cannot be returned to suppliers and general inventory write-down of different percentages are applied to these goods within the different aging categories. These percentages were developed based on historical write-down on these different types of goods. In addition to general write-down, specific write-down will also be applied to non-returnable goods if assessed to be needed based on the factors mentioned above. Returnable goods will have no general write-down based on aging but specific write down will be made at the end of each reporting periods based on forecast sales, conditions of the goods and planned promotions.

        Write downs are recorded in cost of revenues in the consolidated statements of income and comprehensive income.

Property and Equipment, net

(j)    Property and Equipment, net

        Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

        Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life
Buildings	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

        Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Capitalization of interest

(k)   Capitalization of interest

        Interest and amortization of deferred financing costs incurred on funds used to construct the Group's warehouses during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on the Group's convertible senior notes due 2019 at interest of 1.5%. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially completed or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group's outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to RMB94,077, RMB99,437 and RMB97,024, of which RMB8,315, RMB14,242 and RMB14,589 were capitalized for the years ended December 31, 2015, 2016 and 2017, respectively.

Land use rights, net

(l)    Land use rights, net

        Land use rights represent amounts paid for the Group's leases for the use right of lands located in Zhaoqing City, Tianjin City, Qingdao City, Ezhou City, Zhengzhou City, Guangzhou City, Jianyang City, Shenyang City, Xi'an City, Urumqi City, Tai'an City, Hengyang City, Chongqing City and Kunshan City of PRC. Amounts are charged to earnings ratably over the term of the lease of 50 years.

Intangible assets, net

(m)  Intangible assets, net

        Acquired intangible assets mainly consist of domain names, customer relationships, non-compete agreements, trademarks and payment license acquired from third parties and from business combination.

Domain names and trademarks

        Domain name and trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives of approximately two to five years.

Intangible assets arising from business combination

        Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the "contractual-legal" or "separability" criterion.

        Intangible assets with a definite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets are computed using the straight-line method over the intangible assets' economic lives.

        Alternatively, intangible assets acquired in a business combination with indefinite lives are carried out cost less than subsequent accumulated impairment loss. Cost to renew or extend the term of a recognized intangible asset is charged to profit or loss as incurred in the consolidated statements of income and comprehensive income.

        Estimated economic lives of the intangible assets are as follows:

Classification	Estimated economic life
Customer relationships	4 - 14 years
Trademarks	2 - 5 years
Non-compete agreement	3 years
Domain names	2 - 3 years
Payment license	Indefinite life

Investment in affiliates

(n)   Investment in affiliates

        Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

        Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group's share of the post-acquisition profits or losses of the affiliated companies is recognized in the statement of income and comprehensive income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group's interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

        The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group assess its equity investments for other-than-temporary impairment by considering all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing needs, the Group's intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value, and the severity and duration of the impairment.

Other investments

(o)   Other investments

        Other investments represent equity investments in private companies in which the Group exerts no significant influence and are measured initially at cost.

        The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investments may not be recoverable. Certain of the Group's investments are in development stage companies whose success depends on factors including the ability of the investee companies to raise additional funds in financial markets that can be volatile and other key business factors, any of which may impact the Company's ability to recover its investments.

Available-for-sale investments

(p)   Available-for-sale investments

        The Group invests in marketable equity securities and debt securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale in investment.

        The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale investments for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair values. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders' equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values.

Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)

(q)   Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)

        The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded no impairment for the years ended December 31, 2015, 2016 and 2017.

Goodwill

(r)   Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with Accounting Standards Codification ("ASC") 350-20 "Goodwill", a company firstly has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative impairment test is mandatory. The Company may also elect to proceed directly to the two-step impairment test without considering qualitative factors. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit and their carrying amounts will be recorded.

        Application of impairment test for goodwill requires significant management judgment, including the identification of the reporting unit, assigning assets, liabilities and goodwill to each reporting unit, and determining the fair value of each reporting unit. The fair value of each reporting unit is determined by analysis of discounted cash flows. The significant assumptions regarding the reporting unit's future operating performance are revenue growth rates, costs of goods and operating expenses growth rates, discount rates and terminal values. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

        In 2015, management has conducted step 1 of the quantitative impairment test to compare the carrying value of the reporting unit, including assigned goodwill, to its respective fair value. The fair value of the reporting unit was estimated by using the income approach. Based on the quantitative test, it was determined that the fair value of the reporting unit tested exceeded its carrying amount and, therefore, step two of the two step goodwill impairment test was not required. The management concluded that goodwill was not impaired as of December 31, 2015.

        In 2016 and 2017, management has conducted the qualitative impairment test to compare the carrying value of the reporting units, including assigned goodwill, to its respective fair value.

        Based on the qualitative impairment assessment, it was determined that it is more likely than not the fair values of the reporting units tested exceeded their carrying amounts and, therefore a quantitative impairment test for goodwill was not required. The management concluded that goodwill was not impaired as of December 31, 2016 and 2017.

Intangible assets with indefinite lives

(s)   Intangible assets with indefinite lives

        Intangible assets with indefinite lives represents the purchase price of the payment license in a business combination in 2016.

        The payment license was determined to have an indefinite life. In determining its indefinite life, the Company considered the following: the expected use of the intangible; the longevity of the license; the legal, regulatory and contractual provisions that affect their maximum useful life; the Company's ability to renew or extend the asset's legal or contractual life without substantial costs; effects of the regulatory environment; maintenance expenditures required to obtain the expected future cash flows from the asset; and considerations for obsolescence, demand, competition and other economic factors.

        Intangible assets with indefinite lives is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

        In 2016 and 2017, management has conducted the qualitative impairment test and the qualitative assessment indicated that it is more likely than not that the Company's indefinite lived intangible assets are not impaired.

Business combinations and non-controlling interests

(t)    Business combinations and non-controlling interests

        The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 "Business Combinations". The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

        For the Group's majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group's consolidated balance sheets.

Debt issuance costs and debt discounts

(u)   Debt issuance costs and debt discounts

        Debt issuance costs and debt discounts are amortized as interest expense, using the effective interest method, through the earlier of the maturity date of the Convertible Senior Notes or the date of redemption, if any. Debt issuance costs and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes.

Securitization debt

(v)   Securitization debt

        During the year ended December 31, 2017, the Group started to securitize accounts receivable arising from its consumer financing businesses. The securitization debt securities issued to investors are collateralized by the specified pool of accounts receivable and are payable only out of collections on their respective underlying collateralized assets and guaranteed by WFOE. The securities can be retained in the form of senior or subordinated securities. The Group holds 100% of the subordinated securities. The securitization securities are reported as current and non-current liabilities in the consolidated balance sheets based on their respective expected repayment dates.

Revenue recognition

(w)  Revenue recognition

        The Group recognizes revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandise through its online platforms, including its internet website and cellular phone application. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

        The Group utilizes in-house and external delivery service providers to deliver goods to its customers directly from its own warehouses. The Group estimates and defers revenue and the related product costs for goods that are in-transit to the customers.

        The Group offers customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from vip.com and lefeng.com platforms. The Group defers revenue from sales of vip.com platforms until the return period expires as the Group cannot reasonably estimate the amount of future returns. The Group recognizes revenue from sales of lefeng.com platforms when products are delivered to customers because historical returns on sales on lefeng.com are insignificant.

        Revenue was recorded net of surcharges and value added tax ("VAT") which is mainly 17% of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax.

        The Group recorded revenue on a gross basis when the Group meets the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers' selection and assumes credit risks on receivables from customers.

Discount coupons membership reward program

        The Group voluntarily provides discount coupons through certain co-operative websites or through public distributions during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group's platforms. These discount coupons are recorded as reduction of revenues at the time of use. The Group has established a membership reward program wherein customers earn one point for one RMB of purchase made on the Group's platforms. Membership reward points can be either exchanged into coupons to be used in connection with subsequent purchases, or exchanged into free gifts. The expiry dates of these reward points vary based on different individual promotional programs, while the coupons expire three months after redemption. Starting from 2014, the Group derecognized the deferred revenue liability and began to recognize revenue based on an estimated breakage rate as it has accumulated sufficient historical data to be able to reasonably estimate the usage rate of these reward points. All the reward points expired as of December 31, 2015.

        Effective from January 1, 2015, the Company started to adopt a new membership reward points program (the "2015 Reward Program"). Under the 2015 Reward Program, the Company grants Weipin Coin to the customers when they purchase goods from vipshop.com platforms. Customers earn Weipin Coins for purchases made on the Group's platforms. Weipin Coin can be either exchanged into coupons to be used in connection with subsequent purchases, or directly offset against payments when customers make their future purchases. The Group accrued liabilities for the estimated value of the Weipin Coins earned and expected to be redeemed, which were based on all outstanding reward points related to prior purchases at the end of each reporting period, as the Group does not have sufficient historical data to reasonably estimate the usage rate of these new reward points.

        As of December 31, 2016 and 2017, the Group recorded deferred revenue related to rewards earned from prior purchases of RMB117,617 and RMB138,863 respectively.

        Other than the Super VIP program, we do not charge any membership fees to our registered members. New members who register on the Group's platforms or existing members introducing new members to the Group's website will be granted free Weipin Coins, which can be used to offset against payments for future purchases. These Weipin Coins are not related to prior purchases and are recorded as reduction of revenues at the time of use. In June 2017, in addition to the original membership, the Group launched a paid membership program, called Super VIP. With promotional membership fee from RMB99 to RMB149 according to different level membership per year at trial stage, customers would be able to enjoy privileges including free delivery service, extra membership points and privileged access to certain products. The revenue related to the membership fee is amortized over the life of the membership.

        Credit sales and amounts collected by external delivery service providers but not yet remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery and unused prepaid cards credits are classified as advances from customers. Revenues include fees charged to customers for shipping and handling expenses. The Company incurred expenses or pays fees to in-house and external delivery service providers, respectively, and records such expenses and fees as shipping and handling expenses.

Other revenues

        Other revenues consist of fees charged to third-party merchants which the Group provides platform access for sales of their products. The Group is not the primary obligor on these transactions, it does not bear the inventory risk, does not have the ability to establish prices and does not provide any fulfillment services as the goods are directly shipped from third-party merchants to end customers. Upon successful sales on the Group's platforms, the Group will charge the third-party merchants commission fees. Commission fees are recognized on a net basis at the point of sales of products, net of return allowance.

        The Group recognizes other revenue from providing logistic services to external customers, revenue from logistic services are recognized upon the completion of the performance of services.

        The Group conducts product promotion activities for certain brands on its website, including advanced and prominent placement of vendors' products on its website, and technical consultations services related to on-line advertising. Moreover, the Group also provide inventory and warehouse management services to certain suppliers. These revenues are recognized over the period during which the services are provided and the revenues are earned, net of 6% or 11% VAT.

Cost of revenues

(x)   Cost of revenues

        Cost of revenues consist primarily of cost of merchandise sold and inventory write-down. The amounts of inventory write-down were RMB293,946, RMB303,233 and RMB206,733 for the years ended December 31, 2015, 2016 and 2017, respectively. Cost of revenues do not include fulfillment expenses, therefore the Group's cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

        The Group provides financing to some of its suppliers by advancing them cash for portions of accounts payables the Group owes to them, and receive interest over the financing periods which is presented as a reduction to cost of revenues. The advances to these suppliers related to the Group's financing activities have no offsetting rights against the Group's accounts payables to these suppliers, and are presented as part of other receivables and prepayments in the consolidated balance sheets (Note 5).

Fulfillment expenses

(y)   Fulfillment expenses

        Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

Marketing expenses

(z)   Marketing expenses

        Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

        Advertising expenses are charged to the statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB1,022,398, RMB1,671,779 and RMB1,526,815 for the years ended December 31, 2015, 2016 and 2017, respectively.

Technology and content expenses

(aa) Technology and content expenses

        Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

General and administrative expenses

(ab) General and administrative expenses

        General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

Foreign Currency Transactions and Translations

(ac) Foreign Currency Transactions and Translations

        The functional currency of the Company, Vipshop HK, Lefeng.com Limited and other offshores subsidiaries is the United States dollar ("US dollar"). The functional currency of all the other significant subsidiaries and the variable interest entities is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's cash, cash equivalents and restricted cash denominated in RMB amounted to RMB4,021,551 and RMB4,287,900 at December 31, 2016 and 2017, respectively.

Convenience translation

(ad) Convenience translation

        Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of 6.5063 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 29, 2017, or at any other rate.

Taxation

(ae) Taxation

        Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. During the year ended December 31, 2017, the Group adopted ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes", upon the adoption of this ASU, deferred tax assets and deferred tax liabilities are classified to noncurrent on a prospective basis.

Value added taxes

(af)  Value added taxes

        The Company's PRC subsidiaries are subject to VAT at rates ranged from 6% to 17% on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds and service incurred. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Comprehensive income (loss)

(ag) Comprehensive income (loss)

        Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income and comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments, unrealized gain or loss of available-for-sale investments and reclassification adjustments of available-for-sale investments.

Concentration of credit risk

(ah) Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity investments, amounts due from related parties, other receivables and prepayments. The Group places its cash and cash equivalents and held-to-maturity investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers, receivables from consumer and supplier financing services. There are no significant credit risk concentrated with any specific delivery service providers, end customers under consumer financing or suppliers under financing service arrangements.

        Account receivables from product delivery service providers relates to amounts collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and require a certain amount of security deposits from them to manage its credit risk. The principal amounts of all held-to-maturity securities are guaranteed by the issuers. Amounts due from related parties are prepayments related to purchases of goods from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Company considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates of various factors surrounding the credit risk of delivery service providers, end customers and suppliers, such as credit rating, overdue date and collaterate.

Fair value of financial instruments

(ai)  Fair value of financial instruments

        Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured at fair value on a recurring basis

        The Group's financial assets and liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2016 and 2017 include available-for-sale investments. As of December 31, 2016 and 2017, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments—marketable equity securities	240,889	240,889	—	—
Available-for-sale investments—debt security	167,055	—	167,055	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments—marketable equity securities	352	352	—	—
Available-for-sale investments—debt security	145,930	—	145,930	—

        Available-for-sale investments represent the marketable equity securities and debt securities invested by the Group. The marketable equity securities are carried at fair values. The Group measures its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The debt securities consist of investments in private companies' redeemable shares that has stated maturity and pay a prospective fixed rate of return. The investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

Measured at fair value on a non-recurring basis

        Other than the impaired investment in affiliates (Note 10) and other investments (Note 11), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis. The estimated fair values of the investment in affiliates and other investments at the time of impairment test were estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

        The carrying values of the Group's financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts payable, other current liabilities, amounts due from and to related parties, short term loans and short term securitization debt approximate their fair values due to the short term nature of these instruments. The estimated fair value of convertible senior notes as of December 31, 2016 and 2017 were approximately RMB4,382,445 and RMB4,090,808, respectively, as compared to its carrying value of RMB4,381,698 and RMB4,094,903, respectively. Fair value was estimated using quoted market prices and represented a level 1 measurement.

        The carrying value of the Group's short-term held-to-maturity investments approximates their fair values due to the short term nature and significant inputs are observable or can be derived principally from, or corroborated by, observable market data (Level 2).

        The Group measures certain assets, including investment in affiliates and other investments, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Operating leases

(aj)  Operating leases

        Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of income and comprehensive income on a straight-line basis over the lease periods.

Share-based Compensation

(ak) Share-based Compensation

Employee share-based compensation

        Share-based payments made to employees, including employee stock options, and non-vested shares issued to employees which the Company has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Company recognized compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Non-employee share-based compensation

        Share-based compensation made to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the stock price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty's performance is complete.

        As the quantity and terms of the equity instruments issued to non-employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Earnings per share

(al)  Earnings per share

        Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Treasury stock

(am)  Treasury stock

        Treasury stock represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. The cost of treasury stock is transferred to "additional paid-in capital" when it is re-issued for the purpose of stock options exercised and share awards.

Segment reporting

(an) Segment reporting

        Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group historically had only one single reportable segment because the CODM formerly relied on the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. With the development of the new business initiatives, the CODM started to separately evaluate performance and allocate resources by different business segments, thus the Group changed its segment reporting in 2017. The Group's principal operations are currently organized into two major business segments, the Vip.com segment and the Internet finance businesses segment, which are defined based on the products and services provided. Vip.com represents the Group's e-commerce business, while the Internet finance businesses mainly includes the consumer financing, supplier financing and wealth management services. Accordingly, the Group updated the presentation of its reportable segments for prior years to conform to the current year's presentation in accordance with ASC 280, Segment Reporting.

Recent Changes in Accounting Standards

(ao) Recent Changes in Accounting Standards

        In May 2014, the Financial Accounting Standards Board ("FASB") issued, ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)", which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting guidance also requires additional disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfil a contract. ASU 2014-09 can be adopted using one of two retrospective application methods. In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date", which defers the effective date of ASU 2014-09 by one year, to fiscal years beginning after December 15, 2017, and interim periods therein.

        Additionally, the FASB issued the following various updates affecting the guidance in ASU 2014-09. The effective dates and transition requirements are the same as those in ASC Topic 606 above. In March 2016, FASB issued an amendment to the standard, ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations" Under the amendment, an entity is required to determine whether the nature of its promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for that good or service to be provided by the other party (as an agent). In April 2016, FASB issued ASU 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing", to clarify identifying performance obligations and the licensing implementation guidance, which retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients". This update addresses narrow-scope improvements to the guidance on collectability, noncash consideration and completed contracts at transition. The update provides a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. Then, in December 2016, the FASB issued ASU 2016-20, "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers". The updates in ASU 2016-20 affect narrow aspects of the guidance issued in ASU 2014-09.

        The Group will adopt the ASUs on January 1, 2018 using the modified retrospective approach with a cumulative adjustment that will change retained earnings rather than full retrospective approach which retrospectively adjust prior periods. The Group analyzed the impact of ASU 2014-09, and the related ASU's, across all revenue streams to evaluate the impact of the new standard on revenue contracts. This included reviewing current accounting policies and practices to identify potential differences that would result from applying the requirements under the new standard. The Group substantially completed contract reviews and validated the results of applying the new revenue guidance.

        In addition to the enhanced footnote disclosures related to customer contracts, the Company anticipates that the most significant impact of the new standard will relate to the timing of revenue recognition for product sales contracts. In addition, ASC 606 is expected to change the Group's accounting for Weipin Coins. The adoption of ASC 606 is not expected to have a material effect on the Group's consolidated financial statements.

Product Revenue Recognition

        The Group offers customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from its platforms. The Group expects that the application of these ASUs will result in an earlier recognition of sales of goods at the point of time when the control of goods has been passed to the customers, with an adjustment of estimated returns for an amount that the Group expects it is probable that significant reversal will not occur when the uncertainty associated with expected returns is resolved at the end of the 7 days return period.

Weipin Coins

        The Group also will change its policy on how Weipin Coins are recognised which are currently accrued as deferred revenue for the estimated value earned and expected to be redeemed based on all outstanding reward points related to prior purchases at the end of each reporting period. Upon adoption of the ASUs, Weipin Coins will be accounted for as a single performance obligation and identified as variable consideration. The Group will estimate the standalone selling price of the reward points on the basis of the likelihood of redemption and allocate the transaction price to the product and the reward points on a relative standalone selling price basis.

Other Revenue Streams

        The Group derives other revenue from i) fees charged to third-party merchants which the Group provides platform access for sales of their products, ii) logistic services to external customers, iii) promotion activities for certain brands on its website, and iv) inventory and warehouse management services to certain suppliers. Aggregate revenue under these arrangement is less than 5% of consolidated revenues. Based on the completed analysis, the Group does not anticipate that the adoption of ASC 606 will have a material impact on these revenue streams.

        In January 2016, the FASB issued ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The guidance should be applied prospectively upon its effective date. The Group plans to adopt this ASU beginning on January 1, 2018, and based on the Group's equity investments as of December 31, 2017, the application of ASU 2016-01 may result in the Group's cost method investments to be measured at fair value, with subsequent changes in fair value recognized in net income. The Group also expects that that it may elect to measure certain equity investments that do not have readily determinable fair values at cost minus impairment, with appropriate adjustments resulting from observable price changes in orderly and comparable transactions, if any.

        In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)", which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. Upon the application of this ASU, in respect of the non-cancellable operating lease commitments in which the Group is a leasee, the Group expects to recognize a right-of-use asset and a corresponding liability in respect of all these leases unless they qualify for low value or short-term leases.

        In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Based on the Group's financial instruments and risk management policies as of December 31, 2017, application of this ASU in the future may have impact on the measurement of the Group's financial assets. The expected credit loss model may result in earlier provision of credit losses which are not yet incurred in relation to the Group's financial assets measured at amortized cost. It should be noted that the above assessments were made based on an analysis of the Group's financial assets and financial liabilities as of December 31, 2017 on the basis of the facts and circumstances that existed at that date. As facts and circumstances may change during the period leading up to the initial date of application of this ASU, the assessment of the potential impact is subject to change.

        In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments". The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. This update requires that debt prepayments or debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles. The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. This guidance will be adopted retrospectively by the Group to all periods presented. The Group does not anticipate that the adoption of ASU 2016-15 will have a material impact on the consolidated financial statements.

        In October 2016, FASB issued ASU 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory". Current U.S. GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. Under the new standard, an entity is to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The new standard is effective for annual periods beginning after December 15, 2017, including interim reporting periods within those annual periods. This guidance will be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Group does not anticipate that the adoption of ASU 2016-16 will have a material impact on the consolidated financial statements.

        In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash", which amends ASC 230 to clarify guidance and presentation related to restricted cash in the consolidated statements of cash flows as well as increased disclosure requirements. This update requires beginning-of-period and end-of-period total amounts shown on the statements of cash flows to include cash and cash equivalents as well as restricted cash and restricted cash equivalents. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group early adopted this ASU from the year ended December 31, 2017, using the retrospective transition approach.

        In January 2017, the FASB issued ASU 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. The update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The guidance should be applied prospectively upon its effective date. The effect of ASU 2017-01 on the consolidated financial statements will be dependent on any future acquisitions.

        In January 2017, the FASB issued ASU 2017-04, "Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The guidance should be applied prospectively upon its effective date. The Group does not anticipate that the adoption of ASU 2017-04 will have a material impact on the consolidated financial statements.

        In May 2017, the FASB issued ASU 2017-09, "Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting". The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. For all entities, the ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Group does not anticipate that the adoption of ASU 2017-09 will have a material impact on the consolidated financial statements.

        In November 2017, the FASB issued a new pronouncement, ASU 2017-14, which amends the Codification to incorporate SEC Staff Accounting Bulletin (SAB) No. 116 and SEC Interpretive Release on Vaccines for Federal Government Stockpiles (SEC Release No. 33-10403) that bring existing SEC staff guidance into conformity with the FASB's adoption of and amendments to ASC Topic 606, Revenue from Contracts with Customers. The SEC issued SAB 116 to bring existing SEC staff guidance into conformity with the FASB's adoption of and amendments to ASC Topic 606, Revenue from Contracts with Customers. The SAB modified SAB Topic 13, Revenue Recognition, SAB Topic 8, Retail Companies, and Section A, Operating-Differential Subsidies, of SAB Topic 11, Miscellaneous Disclosure. SEC Interpretive Release on Vaccines for Federal Government Stockpiles (SEC Release No. 33-10403) was issued to update its 2005 Commission Guidance Regarding Accounting for Sales of Vaccines and Bioterror Countermeasures to the Federal Government for Placement into the Pediatric Vaccine Stockpile or the Strategic National Stockpile. For all entities, the ASU is effective upon adoption of ASC 606, Revenue From Contracts with Customers.

Accounts receivable
Accounts receivable and other receivable

(h)   Accounts receivable

        Accounts receivable are mainly receivables from consumer financing business, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible accounts receivable are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Other receivable
Accounts receivable and other receivable

(i)    Other receivables

        Other receivables are mainly consisted of advances to suppliers relating to financial activities, loans to staff and others, which are stated at the historical carrying amounts. The Group establishes an allowance for uncollectible other receivables based on estimates, historical experience and other factors surrounding the credit risk of specific accounts. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.